Share-Based Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Summary of restricted stock unit activity under share based compensation plans
Shares, Balance beginning of year	1,192,000
Weighted Average Grant Date Fair Value, Balance beginning of year	$ 31.96
Shares, Granted	1,756,000
Weighted Average Grant Date Fair Value, Granted	$ 34.13
Shares, Vested	(408,000)
Weighted Average Grant Date Fair Value, Vested	$ 29.61
Shares, Forfeited	(15,000)
Weighted Average Grant Date Fair Value, Forfeited	$ 36.28
Shares, Balance end of year	2,525,000
Weighted Average Grant Date Fair Value, Balance end of year	$ 33.80
Time Based Stock Options [Member]
Summary of option activity under share based compensation plans
Shares, Balance beginning of year	9,174,000
Weighted Average Exercise Price, Balance beginning of year	$ 33.35	[1]
Options, Granted	2,399,000
Weighted Average Exercise Price, Granted	$ 32.17	[1]
Options, Exercised	(1,203,000)
Weighted Average Exercise Price, Exercised	$ 30.80	[1]
Options, Forfeited	(141,000)
Weighted Average Exercise Price, Forfeited	$ 31.26	[1]
Options, Expired	(77,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 28.38	[1]
Shares, Balance end of year	10,152,000
Weighted Average Exercise Price, Balance end of year	$ 33.44	[1]
Weighted Average Remaining Contractual Term, end of year	3 years
Aggregate Intrinsic Value, end of year	$ 1
Options vested or expected to vest at December 31, 2011	9,935,000
Weighted Average Exercise Price, Options vested or expected to vest at December 31,2011	$ 33.61	[1]
Weighted Average Remaining Contractual Term, Options vested or expected to vest at December 31,2011	3 years
Aggregate Intrinsic Value, Options vested or expected to vest at December 31,2011	16
Options exercisable at December 31, 2011	9,055,000
Weighted Average Exercise Price, Options exercisable at December 31,2011	$ 34.18	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years
Aggregate Intrinsic Value, Options Exercisable at December 31,2011	9
Performance Based Stock Options [Member]
Summary of option activity under share based compensation plans
Shares, Balance beginning of year	7,283,000
Weighted Average Exercise Price, Balance beginning of year	$ 32.09	[1]
Options, Granted	25,000
Weighted Average Exercise Price, Granted	$ 34.74	[1]
Options, Exercised	(511,000)
Weighted Average Exercise Price, Exercised	$ 27.08	[1]
Options, Forfeited	(280,000)
Weighted Average Exercise Price, Forfeited	$ 38.41	[1]
Shares, Balance end of year	6,517,000
Weighted Average Exercise Price, Balance end of year	$ 32.19	[1]
Weighted Average Remaining Contractual Term, end of year	5 years
Aggregate Intrinsic Value, end of year	9
Options vested or expected to vest at December 31, 2011	5,489,000
Weighted Average Exercise Price, Options vested or expected to vest at December 31,2011	$ 32.09	[1]
Weighted Average Remaining Contractual Term, Options vested or expected to vest at December 31,2011	5 years
Aggregate Intrinsic Value, Options vested or expected to vest at December 31,2011	21
Options exercisable at December 31, 2011	2,470,000
Weighted Average Exercise Price, Options exercisable at December 31,2011	$ 32.00	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years
Aggregate Intrinsic Value, Options Exercisable at December 31,2011	$ 8

[1]	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2012.